DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments

The following table summarizes the terms of the Company’s interest rate swap agreements designated as hedging instruments as of June 30, 2020 and December 31, 2019 (dollar amounts in thousands):

	Balance Sheet Location	Outstanding Notional Amount as of June 30, 2020	Interest Rates (1)	Effective Dates	Maturity Dates	Fair Value of Liabilities as of
						June 30, 2020	December 31, 2019 (2)
Interest Rate Swaps	Derivative liabilities, deferred rental income and other liabilities	$865,266	2.55% to 3.67%	6/29/2016 to 5/27/2020	3/15/2021 to 7/1/2021	$(11,200)	$(4,181)

(1)	The interest rates consist of the underlying index swapped to a fixed rate and the applicable interest rate spread as of June 30, 2020.
(2)

As of December 31, 2019, the Company had two interest rate swap agreements in an asset position with a notional amount of $60.0 million and a fair value of $261,000 included in prepaid expenses and other assets on the condensed consolidated balance sheets.

The following table summarizes the terms of the Company’s executed interest rate swap agreements designated as hedging instruments as of December 31, 2019 and 2018 (dollar amounts in thousands):

		Outstanding Notional Amount as of December 31, 2019				Fair Value of Assets (Liability)
	Balance Sheet Location		Interest Rates (1)	Effective Dates	Maturity Dates	December 31, 2019	December 31, 2018
Interest Rate Swaps	Interest receivable, prepaid expenses and other assets	$60,000	2.55% to 3.62%	3/14/2016 to 6/29/2016	4/5/2021 to 7/1/2021	$261	$10,993
Interest Rate Swap	Deferred rental income, derivative liability and other liabilities	$811,666	4.02%	8/15/2018	3/15/2021	$(4,181)	$—

(1)	The interest rates consist of the underlying index swapped to a fixed rate and the applicable interest rate spread as of December 31, 2019.